Note 4 - Loans and Loans Held for Sale	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable, Held for Sale [Member]
Note 4 - Loans and Loans Held for Sale [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.           Loans and Loans Held for Sale

Loans are as follows:

	2012	2011

Commercial business	$57,865,436	$50,784,674
Commercial real estate	102,412,694	99,636,976
Mortgage warehouse lines	284,127,530	249,345,831
Construction loans	55,691,393	49,285,783
Residential real estate loans	10,897,307	12,885,352
Loans to individuals	9,643,385	12,219,640
All other loans	189,279	255,556
Gross Loans	520,827,024	474,413,812
Deferred loan costs	987,086	1,017,959
	$521,814,110	$475,431,771

The Bank’s business is concentrated in New Jersey, particularly Middlesex, Mercer and Somerset Counties and the Fort Lee area of Bergen County.  A significant portion of the total loan portfolio is secured by real estate or other collateral located in these areas.

The Bank had residential mortgage loans held for sale of $35,960,262 at December 31, 2012 and $19,234,111 at December 31, 2011.  The Bank sells residential mortgage loans in the secondary market on a non-recourse basis.  The related loan servicing rights are generally released to the purchaser.  Loans held for sale at December 31, 2012 and 2011 were residential mortgage loans that the Bank intends to sell under forward contracts providing for delivery to purchasers generally within a two month period.  Changes in fair value of the forward sales contracts, and the related loan origination commitments and closed loans, were not significant at December 31, 2012 and 2011.

Loans to Related Parties [Member]
Note 4 - Loans and Loans Held for Sale [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

6.           Loans to Related Parties

Activity related to loans to directors, executive officers and their affiliated interests during 2012 and 2011 is as follows:

	December 31,
	2012	2011
Balance, beginning of year	$3,077,361	$3,368,786
Loans granted	412,581	9,711
Repayments of loans	(233,208)	(301,136)

Balance, end of year	$3,256,734	$3,077,361

All such loans were made under customary terms and conditions and were current as to principal and interest payments as of December 31, 2012 and 2011.